Payables to Sharing Partner and Assignees - Summary of Payables to Sharing Partner and Assignees Within Total Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables to Sharing Partner and Assignees [Line Items]
Interest cost	$ 1,910,112	$ 1,373,446	$ 751,431
Interest	(1,717,263)	(1,423,179)	(462,646)
Non-current liabilities		972,089
Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	2,613,375	1,260,874
Proceeds		1,402,234
Interest cost	1,900,805	1,373,446	751,431
Interest	(1,707,956)	(1,423,179)
Repayments to loans payable - related party	(1,402,234)
Ending balance	1,403,990	2,613,375	1,260,874
Less: Current liabilities	(1,403,990)	(1,641,286)
Non-current liabilities		972,089
Payable to Sharing Partner | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	1,202,354	1,260,874
Interest cost	1,760,591	1,364,659
Interest	(1,670,051)	(1,423,179)
Ending balance	1,292,894	1,202,354	$ 1,260,874
Less: Current liabilities	(1,292,894)	(230,265)
Non-current liabilities		972,089
Payable to Assignee A
Payables to Sharing Partner and Assignees [Line Items]
Proceeds		779,019
Interest	(21,058)
Payable to Assignee A | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	783,852
Proceeds		779,019
Interest cost	77,117	4,833
Interest	(21,058)
Repayments to loans payable - related party	(779,019)
Ending balance	60,892	783,852
Less: Current liabilities	(60,892)	(783,852)
Payable to Assignee B | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Beginning balance	627,169
Proceeds		623,215
Interest cost	63,097	3,954
Interest	(16,847)
Repayments to loans payable - related party	(623,215)
Ending balance	50,204	627,169
Less: Current liabilities	$ (50,204)	$ (627,169)